S000014681 [Member] Investment Objectives and Goals - Western Asset SMASh Series M Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Western Asset SMASh Series M Fund (“SMASh Series M Fund”)
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.